CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (PARENTHETICAL) - Equity Component [Domain] - $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Sale of Stock, Price Per Share	$ 1.00	$ 1.00
Debt Instrument, Convertible, Conversion Price		$ 1.00	$ 0.50
First Issuance During 2007 [Member]
Sale of Stock, Price Per Share					$ 0.01
Second Issuance During 2007 [Member]
Sale of Stock, Price Per Share					2.45
First Issuance During 2008 [Member]
Sale of Stock, Price Per Share					0.01
Second Issuance During 2008 [Member]
Sale of Stock, Price Per Share					2.45
First Issuance During 2009 [Member] | Maximum [Member]
Sale of Stock, Price Per Share					2.60
First Issuance During 2009 [Member] | Minimum [Member]
Sale of Stock, Price Per Share					$ 0.01
First Issuance During 2010 [Member]
Sale of Stock, Price Per Share				$ 1.00
Second Issuance During 2010 [Member]
Sale of Stock, Price Per Share				2.00
Third Issuance During 2010 [Member]
Sale of Stock, Price Per Share				2.60
Fourth Issuance During 2010 [Member]
Sale of Stock, Price Per Share				$ 2.85
Pre Merger [Member]
Sale of Stock, Price Per Share			1.00
Post Merger [Member]
Sale of Stock, Price Per Share			$ 1.00